Asset retirement obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Retirement costs	$ 6,035	$ 10,928
Asset retirement obligation
Disclosure of other provisions [line items]
Decrease of provision	$ 4,813
Discount rate	5.96%	6.10%
Reconciliation of changes in other provisions [abstract]
Opening balances	$ 6,547	$ 162
Additions	6,243
Interest	414	18
Reversal of fixed assets	(758)
Reversal of exploration assets	(2,821)
Foreign currency translation adjustment of subsidiary	454	124
Ending balances	3,836	$ 6,547
Asset retirement obligation | Mine of Xuxa
Reconciliation of changes in other provisions [abstract]
Ending balances	2,504
Asset retirement obligation | Mine of Barreiro
Reconciliation of changes in other provisions [abstract]
Ending balances	$ 1,332